S000094967 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	113 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Value Index
Prospectus [Line Items]
Average Annual Return, Percent	14.33%	8.67%	9.04%
Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Percent	24.44%	14.26%	13.27%
Goldman Sachs Focused Value Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	19.09%	11.99%	10.11%
Performance Inception Date			Jul. 31, 2015
Goldman Sachs Focused Value Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.41%	10.21%	9.44%
Performance Inception Date			Jul. 31, 2015
Goldman Sachs Focused Value Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.85%	9.09%	8.49%
Performance Inception Date			Jul. 31, 2015